INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax Expense (Benefit)

Loss before provision for (benefit from) income taxes consisted of the following for the periods indicated (in thousands):

	December 31, 2017	December 31, 2018
Domestic	$(22,978)	$(31,609)
International	(51)	(159)

Total	$(23,029)	$(31,768)

	December 31, 2017	December 31, 2018
Current:
Federal	$—	$—
State	4	3
Foreign	34	52

Total current	38	55

Deferred:	—	—
Federal	—	—
State	—	—
Foreign	—	—

Total deferred	—	—

Income tax provision	$38	$55

Schedule of Federal Statutory Income Tax Rate Reconciliation

The reconciliation of the Federal statutory income tax provision to the Company’s effective income tax provision is as follows for the periods indicated (in thousands):

	December 31, 2017	December 31, 2018
Income tax benefit at statutory rates	$(7,822)	$(6,666)
Permanent differences	324	70
Foreign rate differential	13	14
State income taxes, net of federal tax benefit	(683)	(1,081)
Effect of tax rate change	4,045	—
Other	—	441
Valuation allowance	4,161	7,277

Total income tax expense	$38	$55

Components of deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities as of the dates indicated were as follows (in thousands):

	December 31, 2017	December 31, 2018
Deferred tax assets:
Sales returns reserve	$60	$79
Allowance for doubtful accounts	114	—
Net operating loss carryforwards	8,008	14,204
Stock options	82	180
Deferred revenue	30	12
Fixed assets	12	21
Interest expense limitation	—	574
Other	9	97
Less: valuation allowances	(7,890)	(15,167)

Net deferred tax assets	425	—

Deferred tax liabilities:
Foreign currency exchange gain/loss	—	—
Accrued expenses	(425)	—

Net deferred tax liabilities	(425)	—

Net deferred tax assets	—	—

Net deferred tax assets (liabilities)	$—	$—